Schedule of Investments PIMCO High Yield Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
B&G Foods, Inc.
7.144% (TSFR1M + 3.644%) due 10/10/2029 ~			$15,442		$15,242
Bausch Health Cos., Inc.
9.894% (TSFR1M + 3.644%) due 10/08/2030 ~			4,040		3,927
Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 µ			2,674		2,468
7.750% due 12/09/2031			9,249		8,798
Coreweave Compute Acquisition Co. IV LLC
9.661% - 9.732% (TSFR3M + 3.666%) due 05/16/2029 «~			1,674		1,726
CoreWeave Financing DDTL V LLC
TBD% - 8.232% (TSFR3M + 3.732%) due 11/17/2031 ~µ			4,475		4,571
Dialysis Holdco LLC
9.644% (TSFR1M + 3.644%) due 11/26/2030 «~			3,825		3,887
Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~			7,531		6,963
Ineos U.S. Finance LLC
6.894% (TSFR1M + 3.644%) due 02/18/2030 ~			1,960		1,810
Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ			19,871		19,874
Renaissance Holding Corp.
7.663% (TSFR3M + 3.663%) due 04/05/2030 ~			10,967		8,743
Spirit Airlines, Inc.
TBD% due 07/14/2026			3,759		75
11.637% (TSFR1M + 3.637%) due 07/14/2026 ~			2,895		2,751
Stepstone Group Midco 2 GmbH 8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~			25,408		20,597
TransDigm, Inc.
5.894% (TSFR1M + 3.644%) due 03/22/2030 ~			2,057		2,060
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~			10,123		10,136
6.144% (TSFR1M + 3.644%) due 02/13/2033 ~			1,925		1,927
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~			4,496		4,433
Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~			1,100		979
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~			400		384
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP		2,000		2,454

Total Loan Participations and Assignments (Cost $133,330)					123,805

CORPORATE BONDS & NOTES 84.5%
BANKING & FINANCE 12.9%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~			$250		263
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/2032			10,080		9,069
7.500% due 11/06/2030			8,665		8,224
Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~			250		250
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~			450		450
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031			10,200		10,185
6.750% due 04/15/2028			3,000		3,026
7.000% due 01/15/2031			12,025		12,227
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030			1,525		1,568
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028			27,826		27,437
AmWINS Group, Inc.
4.875% due 06/30/2029			5,225		5,038
6.375% due 02/15/2029			3,150		3,167
Armor RE II Ltd.
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~			750		780
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032			21,917		22,100
8.375% due 02/01/2034			17,512		16,223
Bayou Re Ltd.
22.020% (BNMMDTSC + 18.500%) due 04/30/2031 ~			250		269
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~			250		250
9.520% (FHMMUSTF + 6.000%) due 01/08/2029 ~			250		251

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027				6,269		6,202
Burford Capital Global Finance LLC
9.250% due 07/01/2031				23,725		23,120
Cape Lookout Re Ltd.
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~				300		300
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~				850		888
Charles River Re Ltd.
11.152% (BNMMDTSC + 7.632%) due 05/10/2031 ~				250		253
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~				500		507
Coinbase Global, Inc.
3.375% due 10/01/2028				12,893		12,247
CRC Insurance Group LLC
7.125% due 06/01/2031				23,325		23,265
Diversified Healthcare Trust
4.375% due 03/01/2031				8,025		7,351
7.250% due 10/15/2030				18,546		19,112
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030				7,000		6,975
Encore Capital Group, Inc.
6.625% due 04/15/2031				700		709
6.625% due 06/01/2032				4,900		4,910
8.500% due 05/15/2030				20,225		21,493
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~				250		250
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~				250		250
First Eagle Holdings, Inc.
7.250% due 08/15/2032				3,250		3,276
Freedom Mortgage Corp.
6.625% due 01/15/2027				6,900		6,904
12.250% due 10/01/2030				18,375		19,839
Freedom Mortgage Holdings LLC
9.250% due 02/01/2029				6,400		6,637
FS KKR Capital Corp.
6.125% due 01/15/2031 (j)				6,068		5,837
7.500% due 08/01/2031				12,505		12,460
FTAI Aviation Investors LLC
5.500% due 05/01/2028				8,300		8,285
7.000% due 05/01/2031				22,115		22,922
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~				500		500
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~				300		303
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~				450		462
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~				300		306
Greystar Real Estate Partners LLC
7.750% due 09/01/2030				5,600		5,845
GSG Bidco Ltd.
4.700% due 06/15/2031		EUR		4,175		4,788
Howard Hughes Corp.
5.875% due 03/01/2032		$		2,325		2,307
HUB International Ltd.
7.250% due 06/15/2030				21,425		21,998
7.375% due 01/31/2032				3,100		3,157
Hudson Pacific Properties LP
5.950% due 02/15/2028				5,500		5,453
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027				6,545		6,472
9.000% due 06/15/2030				2,225		2,077
9.750% due 01/15/2029				2,125		2,086
10.000% due 11/15/2029				10,775		10,640
Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~				250		250
13.270% (FHMMUSTF + 9.750%) due 06/06/2027 ~				250		253
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~				250		249
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~				250		259
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~				300		314
ION Platform Finance U.S., Inc.
7.875% due 09/30/2032				25,425		18,453
Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032				8,305		7,984
Iron Mountain, Inc.
4.875% due 09/15/2027				19,761		19,735
4.875% due 09/15/2029				12,350		12,125
5.250% due 03/15/2028				2,469		2,467
6.250% due 01/15/2035				2,125		2,136
7.000% due 02/15/2029				5,750		5,862
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033				23,250		23,922
7.125% due 04/30/2031				40,750		42,154
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/2028				2,450		2,367
Jefferson Capital Holdings LLC
9.500% due 02/15/2029				4,825		5,058

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		1,000		1,143
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027			$2,950		2,935
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~			250		249
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~			650		650
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~			1,150		1,174
Lower Ferry Re Ltd.
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~			500		500
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~			250		250
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~			250		260
Millrose Properties, Inc.
6.250% due 09/15/2032			2,700		2,726
6.375% due 08/01/2030			8,025		8,139
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD		250		178
MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032			$4,850		4,969
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~			300		303
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~			250		260
Navient Corp.
9.375% due 10/15/2031			1,300		1,297
Newmark Group, Inc.
7.500% due 01/12/2029			26,300		27,567
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026			3,925		3,891
5.625% due 09/29/2028			8,726		8,712
6.125% due 09/30/2030			20,800		20,465
6.950% due 09/15/2026			3,075		3,090
OneMain Finance Corp.
3.500% due 01/15/2027			9,009		8,937
6.125% due 05/15/2030			10,050		10,057
6.750% due 09/15/2033			12,300		12,192
7.500% due 05/15/2031			19,800		20,468
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR		250		297
Palm RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~			$250		255
13.220% (BNMMDTSC + 9.700%) due 06/09/2031 ~			250		258
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)			7,650		6,231
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029			6,685		6,803
PennyMac Financial Services, Inc.
4.250% due 02/15/2029			13,000		12,421
7.125% due 11/15/2030			2,500		2,535
7.875% due 12/15/2029			7,650		7,961
Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~			250		250
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~			1,300		1,335
RHP Hotel Properties LP/RHP Finance Corp.
5.750% due 03/15/2034			100		99
6.500% due 04/01/2032			10,875		11,134
RLJ Lodging Trust LP
3.750% due 07/01/2026			6,640		6,640
4.000% due 09/15/2029			3,425		3,264
Rocket Cos., Inc.
6.125% due 08/01/2030			12,775		13,000
6.125% due 08/01/2031			8,885		9,081
6.375% due 08/01/2033			1,975		2,011
6.500% due 08/01/2029			15,440		15,779
6.500% due 06/15/2034			1,600		1,643
7.125% due 02/01/2032			7,250		7,529
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% due 03/01/2029			2,798		2,693
3.875% due 03/01/2031			5,800		5,430
SBA Communications Corp.
3.125% due 02/01/2029			11,500		11,010
Service Properties Trust
0.000% due 09/30/2028 (e)			11,900		11,049
SLM Corp.
6.495% due 05/15/2032 •			7,000		7,001
6.500% due 01/31/2030			3,675		3,727
Starwood Property Trust, Inc.
4.375% due 01/15/2027			1,000		1,000
5.250% due 10/15/2028			4,550		4,532
5.750% due 01/15/2031			17,675		17,586
6.000% due 04/15/2030			4,425		4,444
6.125% due 06/01/2031			2,900		2,917
6.500% due 07/01/2030			6,875		7,034
6.500% due 10/15/2030			4,775		4,888

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Stingray Compute LLC
6.000% due 06/15/2031				6,860		6,882
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.125% due 07/15/2033 (a)				5,870		5,881
StoneX Group, Inc.
7.875% due 03/01/2031				3,000		3,152
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~				500		500
Synchrony Financial
7.250% due 02/02/2033				1,000		1,043
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~				250		250
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~				250		252
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~				250		251
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~				250		257
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~				300		309
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~				250		249
United Wholesale Mortgage LLC
5.750% due 06/15/2027				1,000		991
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030				1,200		1,173
Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~				250		253
Ursa Re Ltd.
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~				550		568
UWM Holdings LLC
6.250% due 03/15/2031				7,200		6,422
Veraison Re Ltd.
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~				250		250
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~				250		253
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031				7,400		7,744
Vornado Realty LP
3.400% due 06/01/2031				4,270		3,924
5.750% due 02/01/2033				5,500		5,522
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~(g)		EUR		250		294
Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$		250		257
WS Escrow LLC
7.750% due 06/01/2033				6,175		6,345
WULF Compute LLC
7.750% due 10/15/2030				10,210		10,730
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~		EUR		250		286

						941,038

INDUSTRIALS 66.5%
1011778 BC ULC/New Red Finance, Inc.
3.875% due 01/15/2028		$		20,000		19,634
4.000% due 10/15/2030				15,800		14,925
4.375% due 01/15/2028				5,300		5,243
6.125% due 06/15/2029				2,100		2,133
1261229 BC Ltd.
10.000% due 04/15/2032				39,555		40,089
A&K Travel Group Holdings Ltd.
7.500% due 05/15/2033				5,700		5,758
Academy Ltd.
5.875% due 05/15/2031				2,500		2,502
ADI Escrow Issuer LLC
7.125% due 07/15/2034				5,010		5,114
ADT Security Corp.
4.125% due 08/01/2029				2,100		2,015
5.875% due 10/15/2033				8,025		7,889
Advance Auto Parts, Inc.
7.000% due 08/01/2030				17,150		17,595
Advantage Sales & Marketing, Inc.
9.000% due 11/15/2030				3,550		3,169
Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028				21,543		21,324
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.625% due 03/31/2032				12,225		11,826
5.750% due 03/31/2034				25		24
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030				21,041		21,801
Allied Universal Holdco LLC
7.875% due 02/15/2031				3,650		3,818
Allison Transmission, Inc.
3.750% due 01/30/2031				7,375		6,901
4.750% due 10/01/2027				2,425		2,420
Altice France SA
6.875% due 10/15/2030				10,310		10,012
Alumina Pty. Ltd.
6.125% due 03/15/2030				1,850		1,882

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
AMC Global Media, Inc.
10.500% due 07/15/2032		11,125		11,443
American Airlines Pass-Through Trust
3.375% due 11/01/2028		2,334		2,308
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029		20,525		20,577
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		17,283		16,485
4.000% due 01/15/2028		9,125		8,979
APi Group DE, Inc.
4.125% due 07/15/2029		16,750		16,076
5.750% due 06/01/2034		575		570
APLD ComputeCo 2 LLC
6.750% due 03/15/2031		19,225		19,308
APLD ComputeCo 3 LLC
7.000% due 06/15/2031		7,000		6,994
APLD ComputeCo LLC
9.250% due 12/15/2030		3,200		3,454
Aramark Services, Inc.
5.000% due 02/01/2028		21,462		21,429
Arcosa, Inc.
4.375% due 04/15/2029		865		851
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028		6,175		5,917
6.250% due 01/30/2031		2,361		2,389
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 07/15/2033		125		127
ATI, Inc.
5.875% due 06/15/2033		3,675		3,728
ATS Corp.
4.125% due 12/15/2028		7,300		7,124
Avantor Funding, Inc.
4.625% due 07/15/2028		8,650		8,564
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028		18,201		17,913
5.750% due 07/15/2027		1,518		1,524
8.000% due 02/15/2031		3,475		3,512
8.375% due 06/15/2032		875		882
Axalta Coating Systems LLC
3.375% due 02/15/2029		18,500		17,711
Axon Enterprise, Inc.
6.125% due 03/15/2030		9,396		9,607
6.250% due 03/15/2033		8,350		8,564
B&G Foods, Inc.
8.000% due 09/15/2028		15,400		15,433
11.000% due 06/15/2031		4,300		3,973
Bath & Body Works, Inc.
6.750% due 07/01/2036		3,775		3,785
6.875% due 11/01/2035		9,050		9,273
Bausch & Lomb Corp.
8.375% due 10/01/2028 (g)		20,340		20,925
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (b)		11,193		12,715
Beacon Mobility Corp.
7.250% due 08/01/2030		12,200		12,708
Beazer Homes USA, Inc.
8.000% due 01/15/2032		6,150		6,182
Beignet Investor LLC
6.581% due 05/30/2049 (g)		12,950		13,217
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034		1,780		1,750
BKV Upstream Midstream LLC
7.500% due 10/15/2030		500		502
Block, Inc.
5.625% due 08/15/2030		8,800		8,827
6.000% due 08/15/2033		5,256		5,295
6.500% due 05/15/2032		25,185		25,724
Bombardier, Inc.
5.875% due 01/15/2035		6,700		6,733
8.750% due 11/15/2030		14,961		15,833
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.125% due 06/15/2033		8,325		8,411
Borr IHC Ltd./Borr Finance LLC
8.750% due 01/15/2032		15,850		15,491
9.000% due 01/15/2034		7,275		7,041
Boyd Gaming Corp.
4.750% due 12/01/2027		5,453		5,437
Brink’s Co.
4.625% due 10/15/2027		4,125		4,104
Builders FirstSource, Inc.
4.250% due 02/01/2032		20,907		19,490
6.750% due 05/15/2035		6,045		6,171
BWX Technologies, Inc.
4.125% due 06/30/2028		7,756		7,615
4.125% due 04/15/2029		11,407		11,063

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Caesars Entertainment, Inc.
4.625% due 10/15/2029		475		457
6.500% due 02/15/2032		14,525		14,180
Canada Cartage Corp.
9.750% due 05/08/2031		4,250		4,129
Canpack Group, Inc./CANPACK SA
6.000% due 05/15/2031		11,775		11,850
Carnival Corp. Ltd.
5.125% due 05/01/2029		7,650		7,642
5.750% due 03/15/2030		7,950		8,052
5.750% due 08/01/2032		36,290		36,690
5.875% due 06/15/2031		250		255
Carpenter Technology Corp.
5.625% due 03/01/2034		5,297		5,300
Cars.com, Inc.
6.375% due 11/01/2028		125		124
Carvana Co.
9.000% due 06/01/2030		11,025		11,407
9.000% due 06/01/2031		7,075		7,812
Caturus Energy LLC
7.125% due 05/15/2031		2,150		2,130
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031		22,375		20,168
4.500% due 08/15/2030		12,425		11,558
4.500% due 05/01/2032		9,575		8,460
4.750% due 03/01/2030		26,800		25,424
5.000% due 02/01/2028		14,575		14,400
5.125% due 05/01/2027		1,692		1,689
5.375% due 06/01/2029		8,775		8,589
7.000% due 02/01/2033		9,565		9,388
7.375% due 02/01/2036		6,750		6,628
Celanese U.S. Holdings LLC
1.400% due 08/05/2026		8,102		8,069
6.500% due 04/15/2030 (j)		2,450		2,499
7.000% due 02/15/2031		450		464
Centene Corp.
2.450% due 07/15/2028		3,200		3,042
2.500% due 03/01/2031		5,000		4,371
3.000% due 10/15/2030		2,325		2,106
3.375% due 02/15/2030		22,172		20,676
4.625% due 12/15/2029		10,205		9,905
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		7,685		4,995
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029		1,125		731
Cerdia Finanz GmbH
9.375% due 10/03/2031		4,793		4,306
Champ Acquisition Corp.
8.375% due 12/01/2031		3,030		3,178
Charlotte Buyer, Inc.
8.000% due 06/30/2031		4,775		4,837
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		4,353		4,313
7.625% due 07/01/2029		4,553		4,701
Chord Energy Corp.
6.000% due 10/01/2030		3,400		3,416
6.750% due 03/15/2033		7,975		8,097
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		5,806		5,345
5.250% due 05/15/2030		6,175		5,831
6.125% due 04/01/2030		5,475		4,921
6.875% due 04/15/2029		3,025		2,978
9.750% due 01/15/2034		25,950		27,126
10.875% due 01/15/2032		8,522		9,188
Churchill Downs, Inc.
5.500% due 04/01/2027		375		375
6.750% due 05/01/2031		16,960		17,278
Cimpress PLC
7.375% due 09/15/2032		4,006		4,053
Cipher Compute LLC
7.125% due 11/15/2030		2,575		2,680
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		3,575		3,441
4.875% due 07/01/2029		150		134
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031		425		440
7.500% due 03/15/2033		225		237
Cleveland-Cliffs, Inc.
6.750% due 04/15/2030		10,600		10,617
7.000% due 03/15/2032		1,323		1,314
7.500% due 09/15/2031		13,275		13,446
Cloud Software Group, Inc.
6.500% due 03/31/2029		36,525		35,467
6.625% due 08/15/2033		12,100		10,500
8.250% due 06/30/2032		14,352		13,462

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		7,100		7,097
6.750% due 04/15/2032		4,075		3,958
6.875% due 01/15/2030		9,350		9,327
8.750% due 04/15/2030		11,300		11,156
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		19,375		17,457
7.000% due 06/15/2027		7,285		7,238
Coherent Corp.
5.000% due 12/15/2029		21,075		20,762
Columbus McKinnon Corp.
7.125% due 02/01/2033		9,019		9,045
Commercial Metals Co.
3.875% due 02/15/2031		4,400		4,125
4.125% due 01/15/2030		5,440		5,275
4.375% due 03/15/2032		1,940		1,839
CompoSecure Holdings LLC
5.625% due 02/01/2033		1,925		1,880
Comstock Resources, Inc.
5.875% due 01/15/2030		7,050		6,654
6.750% due 03/01/2029		17,910		17,615
Connect Finco SARL/Connect U.S. Finco LLC
9.000% due 09/15/2029		2,000		2,107
Connect Holding II LLC
10.500% due 04/03/2031		19,350		19,398
Consolidated Energy Finance SA
5.625% due 10/15/2028		2,450		2,355
12.000% due 02/15/2031		1,025		1,062
Cooper-Standard Automotive, Inc.
9.250% due 03/01/2031		5,950		6,002
Core & Main LP
6.000% due 07/01/2034 (a)		7,150		7,191
Core Scientific Finance I LLC
7.750% due 05/15/2031		21,950		22,275
CoreWeave, Inc.
9.000% due 02/01/2031		15,420		15,258
9.250% due 06/01/2030		9,745		9,815
9.625% due 07/15/2032		7,625		7,521
9.750% due 10/01/2031		23,425		23,390
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		18,105		17,778
Crescent Energy Finance LLC
7.375% due 01/15/2033		7,950		7,907
7.875% due 04/15/2032		675		684
8.375% due 01/15/2034		13,750		14,171
Crocs, Inc.
4.125% due 08/15/2031		400		375
Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		15,321		14,623
CVR Energy, Inc.
7.500% due 02/15/2031		5,100		5,079
7.875% due 02/15/2034		2,000		1,980
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031		4,000		4,010
DaVita, Inc.
4.625% due 06/01/2030		1,225		1,187
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875% due 06/01/2034		12,050		12,000
Deluxe Corp.
8.125% due 09/15/2029		7,200		7,463
Directv Financing LLC
8.875% due 02/01/2030		689		702
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250% due 06/01/2032		15,575		15,836
Discovery Communications LLC
3.625% due 05/15/2030		4,050		3,769
3.950% due 03/20/2028		12,675		12,493
6.350% due 06/01/2040		1,100		917
Discovery Global Holdings, Inc.
3.755% due 03/15/2027		5,457		5,423
4.054% due 03/15/2029		9,150		9,065
4.279% due 03/15/2032		14,495		13,016
5.050% due 03/15/2042		23,075		16,933
5.141% due 03/15/2052		1,325		891
DISH DBS Corp.
5.250% due 12/01/2026		2,000		1,980
5.750% due 12/01/2028		825		800
DISH Network Corp.
11.750% due 11/15/2027		18,211		18,725
Dorman Products, Inc.
6.250% due 06/15/2034		2,975		3,013
EchoStar Corp.
10.750% due 11/30/2029		31,594		34,160
EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)		13,725		13,970

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032				15,450		15,475
Element Solutions, Inc.
3.875% due 09/01/2028				8,500		8,299
ELK Grove Village Property LLC
7.500% due 06/15/2031				5,240		5,279
Ellucian Holdings, Inc.
6.500% due 12/01/2029				5,475		5,306
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/2030				6,726		6,885
Encompass Health Corp.
4.500% due 02/01/2028				1,064		1,057
5.875% due 06/01/2034				5,625		5,617
EquipmentShare.com, Inc.
7.125% due 07/01/2034 (a)				14,800		14,560
8.625% due 05/15/2032				1,675		1,745
9.000% due 05/15/2028				850		868
Esab Corp.
5.625% due 04/01/2031				3,750		3,763
Excelerate Energy LP
8.000% due 05/15/2030				12,700		13,400
Fair Isaac Corp.
4.000% due 06/15/2028				9,364		9,166
6.250% due 09/15/2034				19,950		19,663
Fibercop SpA
6.000% due 09/30/2034				675		654
6.375% due 11/15/2033				7,050		7,072
7.200% due 07/18/2036				11,682		12,009
Fiesta Purchaser, Inc.
7.875% due 03/01/2031				2,825		2,852
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029				13,250		12,699
Flora Food Management BV
7.500% due 10/31/2030		EUR		3,475		3,962
FMC Corp.
6.375% due 05/18/2053		$		3,025		2,381
8.000% due 06/01/2031				14,775		15,388
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031				2,679		2,551
4.500% due 09/15/2027				8,176		8,119
5.875% due 04/15/2030				3,147		3,188
6.125% due 04/15/2032				8,046		8,277
Fortress Intermediate 3, Inc.
7.500% due 06/01/2031				19,154		19,496
Froneri Lux FinCo SARL
6.000% due 08/01/2032				8,625		8,464
Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)				7,475		7,565
Gap, Inc.
3.625% due 10/01/2029				9,129		8,608
3.875% due 10/01/2031				1,150		1,049
GB AIT Buyer, Inc.
8.750% due 04/30/2034				2,775		2,786
Gen Digital, Inc.
7.125% due 09/30/2030				8,025		8,173
GFL Environmental, Inc.
3.500% due 09/01/2028				1,850		1,806
4.000% due 08/01/2028				14,900		14,560
4.375% due 08/15/2029				1,500		1,459
6.750% due 01/15/2031				900		927
Global Infrastructure Solutions, Inc.
6.375% due 07/15/2034 (a)				11,400		11,472
Global Medical Response, Inc.
7.375% due 10/01/2032				1,400		1,452
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029				12,100		11,406
5.250% due 12/01/2027				2,423		2,422
goeasy Ltd.
6.875% due 05/15/2030				700		624
6.875% due 02/15/2031				400		354
7.375% due 10/01/2030				6,175		5,567
9.250% due 12/01/2028				3,365		3,306
Golar LNG Ltd.
7.500% due 10/02/2030				6,375		6,486
Goodyear Tire & Rubber Co.
5.000% due 07/15/2029				3,825		3,659
8.875% due 07/15/2032				7,450		7,520
Granite Construction, Inc.
6.375% due 06/15/2034				3,750		3,823
Gray Media, Inc.
4.750% due 10/15/2030				7,025		5,052
5.375% due 11/15/2031				1,225		823
9.625% due 07/15/2032				14,125		13,645
10.500% due 07/15/2029				5,355		5,656
Griffon Corp.
5.750% due 03/01/2028				14,945		14,956

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Grifols SA
4.750% due 10/15/2028				6,000		5,884
GSG Bidco Ltd.
5.375% due 06/15/2036		EUR		4,225		4,792
Gulfport Energy Operating Corp.
6.750% due 09/01/2029		$		4,150		4,238
HealthEquity, Inc.
4.500% due 10/01/2029				11,800		11,479
Hertz Corp.
12.625% due 07/15/2029				3,900		3,178
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032				19,000		17,399
3.750% due 05/01/2029				9,400		9,090
6.125% due 04/01/2032				5,550		5,627
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% due 01/15/2032				4,800		4,874
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032				7,320		7,585
Hybar LLC
7.375% due 07/01/2034				4,700		4,729
IHO Verwaltungs GmbH
7.375% due 05/15/2033				3,250		3,381
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)				125		126
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)				7,175		7,432
Industrial F&B Investments III, Inc.
7.750% due 02/11/2033				14,141		14,421
INEOS Finance PLC
6.750% due 05/15/2028				4,000		3,977
7.500% due 04/15/2029				3,995		3,887
INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029				2,325		2,185
Ingevity Corp.
3.875% due 11/01/2028 (g)				46,104		44,694
Ingram Micro, Inc.
4.750% due 05/15/2029				12,400		12,186
Insulet Corp.
6.500% due 04/01/2033				15,550		15,784
IQVIA, Inc.
6.250% due 06/01/2032				8,225		8,372
6.500% due 05/15/2030				1,300		1,328
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031				21,775		19,751
KBR, Inc.
4.750% due 09/30/2028				3,898		3,851
Kedrion SpA
6.500% due 09/01/2029				7,000		6,913
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.125% due 04/30/2033				3,825		3,899
Kodiak Gas Services LLC
5.875% due 04/01/2031				1,300		1,304
6.500% due 10/01/2033				1,400		1,420
Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031				10,475		10,249
7.625% due 08/15/2029				2,975		3,006
Lamar Media Corp.
3.625% due 01/15/2031				2,800		2,612
3.750% due 02/15/2028				7,252		7,121
4.000% due 02/15/2030				4,800		4,592
Lamb Weston Holdings, Inc.
4.875% due 05/15/2028				6,965		6,923
LBM Acquisition LLC
6.250% due 01/15/2029				23,575		17,155
Level 3 Financing, Inc.
6.875% due 06/30/2033				4,525		4,652
7.000% due 03/31/2034				22,325		23,036
7.500% due 02/15/2037				11,825		12,148
LifePoint Health, Inc.
7.000% due 05/01/2034				9,725		9,328
8.375% due 02/15/2032				3,825		3,986
9.875% due 08/15/2030				8,200		8,650
10.000% due 06/01/2032				3,450		3,449
Light & Wonder International, Inc.
7.500% due 09/01/2031				1,700		1,763
Lithia Motors, Inc.
4.625% due 12/15/2027				5,175		5,154
Live Nation Entertainment, Inc.
3.750% due 01/15/2028				9,557		9,379
6.500% due 05/15/2027				6,600		6,603
Lsf12 Helix Parent LLC
7.125% due 02/01/2033				6,450		6,261
Madison IAQ LLC
4.125% due 06/30/2028				11,427		11,250
Masterbrand, Inc.
7.000% due 07/15/2032				3,425		3,474

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Matador Resources Co.
6.250% due 04/15/2033		20,924		20,858
6.500% due 04/15/2032		14,101		14,185
Match Group Holdings II LLC
3.625% due 10/01/2031		2,975		2,679
4.625% due 06/01/2028		5,000		4,935
5.000% due 12/15/2027		11,611		11,578
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030		14,875		15,215
Maxam Prill SARL
7.750% due 07/15/2030		3,625		3,737
McGraw-Hill Education, Inc.
5.750% due 08/01/2028		6,659		6,636
7.375% due 09/01/2031		4,500		4,577
Medline Borrower LP
5.250% due 10/01/2029		1,000		994
Meridian Arc Holdco LLC
6.250% due 04/30/2031		18,628		18,682
Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		4,771		4,029
Michaels Cos., Inc.
8.500% due 03/15/2033		17,975		17,815
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029		14,125		13,758
Mineral Resources Ltd.
6.000% due 05/01/2032		10,440		10,334
6.250% due 05/01/2034		7,225		7,109
7.000% due 04/01/2031		7,225		7,484
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		100		99
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030 (j)		2,880		2,713
Molina Healthcare, Inc.
3.875% due 11/15/2030		1,495		1,395
3.875% due 05/15/2032		2,125		1,922
4.375% due 06/15/2028		4,625		4,547
6.500% due 02/15/2031		3,625		3,692
Motion Finco SARL
8.375% due 02/15/2032		5,715		4,831
Murphy Oil Corp.
6.500% due 02/15/2034		2,825		2,800
Murphy Oil USA, Inc.
3.750% due 02/15/2031		3,475		3,252
Nabors Industries, Inc.
7.625% due 11/15/2032		22,675		23,215
National Mentor Holdings, Inc.
10.500% due 12/15/2030		19,425		20,487
NCL Corp. Ltd.
6.750% due 02/01/2032		5,175		5,167
NCR Atleos Corp.
9.500% due 04/01/2029		5,650		6,028
NCR Voyix Corp.
5.125% due 04/15/2029		725		708
5.250% due 10/01/2030		10,500		9,555
Neptune Bidco U.S., Inc.
9.290% due 04/15/2029		13,730		14,013
9.500% due 02/15/2033		10,650		10,781
10.375% due 05/15/2031		10,900		11,306
Nexstar Media, Inc.
6.500% due 09/15/2033		15,500		15,509
7.250% due 04/15/2034		12,410		12,391
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		5,385		5,301
4.810% due 09/17/2030		1,300		1,211
Noble Finance II LLC
6.250% due 06/15/2034		6,025		5,909
8.000% due 04/15/2030		25,036		25,953
Nordstrom, Inc.
4.250% due 08/01/2031		1,850		1,738
4.375% due 04/01/2030		250		241
5.000% due 01/15/2044		6,000		4,239
Northriver Midstream Finance LP
6.750% due 07/15/2032		7,950		8,056
NuStar Logistics LP
6.375% due 10/01/2030		13,625		14,087
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033		19,575		20,488
8.750% due 07/01/2034		14,000		14,867
Olin Corp.
6.625% due 04/01/2033		5,225		5,166
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		5,906		5,732
7.250% due 02/15/2033		12,725		12,594
ON Semiconductor Corp.
3.875% due 09/01/2028		13,000		12,688

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% due 08/01/2030		2,625		2,603
Open Text Corp.
3.875% due 12/01/2029		1,375		1,265
Open Text Holdings, Inc.
4.125% due 02/15/2030		8,040		7,371
4.125% due 12/01/2031		4,525		3,975
Option Care Health, Inc.
4.375% due 10/31/2029		15,000		14,421
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		11,775		11,634
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.000% due 06/15/2034		10,625		10,611
Par Petroleum LLC
7.375% due 06/01/2034		3,350		3,392
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		2,600		2,330
Paramount Global
3.375% due 02/15/2028		1,175		1,144
3.700% due 06/01/2028		6,825		6,623
4.200% due 06/01/2029		3,780		3,627
4.200% due 05/19/2032		3,225		2,800
4.375% due 03/15/2043		5,665		3,659
4.600% due 01/15/2045		13,959		8,896
4.850% due 07/01/2042		2,675		1,810
4.900% due 08/15/2044		11,085		7,332
4.950% due 01/15/2031		7,100		6,602
5.250% due 04/01/2044		1,430		983
5.850% due 09/01/2043		9,600		7,193
6.250% due 02/28/2057 •		1,100		898
6.875% due 04/30/2036		4,525		4,247
7.875% due 07/30/2030		2,215		2,327
Park River Holdings, Inc.
8.000% due 03/15/2031		4,275		4,317
Performance Food Group, Inc.
4.250% due 08/01/2029		12,994		12,619
5.625% due 03/01/2034		3,275		3,217
Permian Resources Operating LLC
5.875% due 07/01/2029		9,709		9,713
7.000% due 01/15/2032		7,750		8,020
Perrigo Finance Unlimited Co.
4.900% due 12/15/2044		2,322		1,708
5.150% due 06/15/2030		3,235		3,113
6.125% due 09/30/2032		4,473		4,275
Petco Health & Wellness Co., Inc.
8.250% due 02/01/2031		675		681
Phinia, Inc.
6.750% due 04/15/2029		500		513
Pilgrim’s Pride Corp.
3.500% due 03/01/2032		3,200		2,919
Pioneer Opco LLC
7.000% due 05/15/2033		3,525		3,591
PLS Group Ltd.
6.875% due 05/01/2031		1,275		1,306
Post Holdings, Inc.
4.500% due 09/15/2031		9,850		9,245
4.625% due 04/15/2030		21,475		20,759
6.500% due 03/15/2036		19,575		19,369
Precision Drilling Corp.
6.875% due 01/15/2029		1,425		1,433
Prime Healthcare Services, Inc.
9.375% due 09/01/2029		11,400		11,916
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		3,000		2,940
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		11,050		10,793
6.250% due 04/01/2029		24,743		24,851
PTC, Inc.
4.000% due 02/15/2028		6,205		6,079
Qnity Electronics, Inc.
5.750% due 08/15/2032		350		352
Quikrete Holdings, Inc.
6.375% due 03/01/2032		24,090		24,612
6.750% due 03/01/2033		9,720		9,913
QXO Building Products, Inc.
6.500% due 07/15/2031		6,000		6,118
6.750% due 04/30/2032		19,925		20,586
6.875% due 07/15/2034		7,450		7,652
Radiology Partners, Inc.
8.500% due 07/15/2032		2,000		2,090
Rain Carbon, Inc.
12.250% due 09/01/2029		2,825		3,017
Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)		3,025		3,106
9.750% due 04/15/2029		21,275		23,136
11.250% due 02/15/2027		5,800		5,996

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Rand Parent LLC
8.500% due 02/15/2030		4,975		5,157
Range Resources Corp.
4.750% due 02/15/2030		5,025		4,923
Raven Acquisition Holdings LLC
6.875% due 11/15/2031		21,490		21,019
RB Global Holdings, Inc.
6.750% due 03/15/2028		608		617
7.750% due 03/15/2031		1,475		1,531
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031		15,870		15,820
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		24,470		24,403
ROBLOX Corp.
3.875% due 05/01/2030		13,000		12,294
Rogers Communications, Inc.
6.875% due 07/31/2056 •		1,125		1,139
7.000% due 04/15/2055 •		1,400		1,433
7.125% due 04/15/2055 •		1,650		1,696
Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029		7,618		7,437
RR Donnelley & Sons Co.
9.500% due 08/01/2029		6,225		6,460
Ryan Specialty LLC
5.875% due 08/01/2032		2,000		1,969
Sabre GLBL, Inc.
10.750% due 11/15/2029		5,700		5,481
10.750% due 03/15/2030		5,038		4,810
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		4,800		4,738
Seadrill Finance Ltd.
8.375% due 08/01/2030		24,475		25,675
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029		7,988		7,779
5.750% due 12/01/2034		200		203
5.875% due 07/15/2030		280		285
8.250% due 12/15/2029		725		759
9.625% due 12/01/2032		10,000		11,033
Service Corp. International
3.375% due 08/15/2030		9,000		8,355
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		24,650		23,830
Sirius XM Radio LLC
3.125% due 09/01/2026		10,275		10,246
3.875% due 09/01/2031 (j)		25,525		23,197
4.125% due 07/01/2030		19,445		18,315
5.000% due 08/01/2027		4,479		4,475
5.875% due 04/15/2032		15,050		14,883
Six Flags Entertainment Corp.
7.250% due 05/15/2031		9		9
SK Invictus Intermediate II SARL
5.000% due 10/30/2029		3,570		3,503
SM Energy Co.
6.625% due 04/15/2034		2,200		2,167
6.750% due 08/01/2029		6,054		6,168
8.750% due 07/01/2031		19,075		19,932
9.625% due 06/15/2033		3,480		3,817
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028		4,900		4,913
Snap, Inc.
6.875% due 03/01/2033		12,152		11,852
6.875% due 03/15/2034		21,000		20,347
Solaris Energy Infrastructure LLC
6.375% due 05/15/2031		3,425		3,465
Sotera Health Holdings LLC
7.375% due 06/01/2031		4,100		4,256
Sotheby’s
8.250% due 04/15/2031		4,950		4,928
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029		2,825		2,602
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027		11,964		11,865
SS&C Technologies, Inc.
5.500% due 09/30/2027		4,600		4,601
6.500% due 06/01/2032		10,975		11,076
Stagwell Global LLC
5.625% due 08/15/2029		26,150		25,241
Standard Industries, Inc.
3.375% due 01/15/2031		8,600		7,746
4.750% due 01/15/2028		1,840		1,828
Staples, Inc.
10.750% due 09/01/2029		9,325		8,903
Star Parent, Inc.
9.000% due 10/01/2030		7,475		7,832
Station Casinos LLC
4.500% due 02/15/2028		16,451		16,272
6.625% due 03/15/2032		6,040		6,137

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Sunoco LP
4.500% due 10/01/2029		750		729
5.625% due 03/15/2031		12,800		12,712
6.625% due 08/15/2032		2,350		2,391
7.000% due 05/01/2029		9,325		9,587
SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		4,875		4,808
Sword Purchaser LLC
8.250% due 04/15/2033		4,325		4,478
10.500% due 04/15/2034		1,200		1,256
Synergy Infrastructure Holdings LLC
7.000% due 07/15/2034		3,900		3,958
7.875% due 12/01/2030		3,080		3,227
Talos Production, Inc.
9.000% due 02/01/2029		4,200		4,378
Teleflex, Inc.
5.875% due 01/15/2032		3,485		3,516
Tenet Healthcare Corp.
5.125% due 11/01/2027		960		961
5.500% due 11/15/2032		12,725		12,659
6.125% due 10/01/2028		5,000		5,023
6.750% due 05/15/2031		500		512
TGS ASA
8.500% due 01/15/2030		18,688		19,652
Tidewater, Inc.
9.125% due 07/15/2030		4,550		4,872
TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027		2,730		2,732
TopBuild Corp.
3.625% due 03/15/2029		24,571		24,571
4.125% due 02/15/2032		22,558		22,846
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		11,445		10,799
TransDigm, Inc.
4.625% due 01/15/2029		15,800		15,558
6.000% due 01/15/2033		16,929		17,105
6.250% due 01/31/2034		4,800		4,902
6.375% due 03/01/2029		26,400		26,836
6.375% due 05/31/2033		2,200		2,222
6.750% due 01/31/2034		2,100		2,156
6.875% due 12/15/2030		14,625		15,040
7.125% due 12/01/2031		9,275		9,616
Transocean Aquila Ltd.
8.000% due 09/30/2028		615		632
Transocean International Ltd.
7.875% due 10/15/2032		10,388		10,850
8.250% due 05/15/2029		1,550		1,601
8.500% due 05/15/2031		12,025		12,491
8.750% due 02/15/2030		5,145		5,350
Travel & Leisure Co.
4.625% due 03/01/2030		1,075		1,041
6.250% due 06/01/2031		22,600		22,754
TriNet Group, Inc.
3.500% due 03/01/2029		10,200		9,634
Tutor Perini Corp.
6.625% due 07/15/2033 (a)		23,318		23,480
U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		18,860		17,805
U.S. Foods, Inc.
6.875% due 09/15/2028		3,525		3,606
7.250% due 01/15/2032		3,165		3,288
UKG, Inc.
6.875% due 02/01/2031 (g)		24,151		23,478
Under Armour, Inc.
7.250% due 07/15/2030		205		207
United Rentals North America, Inc.
3.750% due 01/15/2032		5,200		4,825
3.875% due 02/15/2031		1,000		945
5.375% due 11/15/2033		5,250		5,175
6.125% due 03/15/2034		19,825		20,349
Uniti Services LLC
7.500% due 10/15/2033		11,650		12,268
Univision Communications, Inc.
4.500% due 05/01/2029		4,843		4,627
7.375% due 06/30/2030		3,500		3,512
8.500% due 07/31/2031		975		980
8.875% due 04/15/2033		10,965		10,802
9.375% due 08/01/2032		16,525		16,804
USA Compression Partners LP/USA Compression Finance Corp.
7.125% due 03/15/2029		1,475		1,512
Valaris Ltd.
8.375% due 04/30/2030		23,825		24,752
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		12,675		11,305
4.125% due 08/15/2031		27,050		25,406

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Venture Global LNG, Inc.
6.375% due 12/15/2034		7,800		7,670
6.625% due 06/15/2036		2,325		2,293
7.000% due 01/15/2030		31,950		32,601
8.375% due 06/01/2031		12,765		13,292
9.500% due 02/01/2029		12,700		13,676
9.875% due 02/01/2032		4,362		4,658
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		29,825		30,530
6.500% due 01/15/2034		10,350		10,789
6.500% due 06/15/2034		15,075		15,712
6.750% due 01/15/2036		7,166		7,602
7.500% due 05/01/2033		5,575		6,121
7.750% due 05/01/2035		4,300		4,824
Veritiv Operating Co.
10.500% due 11/30/2030		4,575		4,685
Versant Media Group, Inc.
7.250% due 01/30/2031		12,975		13,432
Vertiv Group Corp.
4.125% due 11/15/2028		13,925		13,796
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/2029		4,738		4,890
Viking Cruises Ltd.
5.875% due 10/15/2033		5,325		5,336
7.000% due 02/15/2029		4,300		4,317
9.125% due 07/15/2031		31,878		33,419
Virgin Media Finance PLC
5.000% due 07/15/2030		13,950		10,622
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		7,675		6,524
5.500% due 05/15/2029		24,225		23,011
Viridien
10.000% due 10/15/2030		10,202		10,843
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
8.750% due 01/15/2032 (j)		13,000		12,889
9.500% due 06/01/2028		25,123		25,456
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		10,550		8,678
6.750% due 01/15/2033		3,220		2,729
7.750% due 04/15/2032		18,900		17,093
VOC Escrow Ltd.
5.000% due 02/15/2028		3,750		3,747
Voyager Parent LLC
9.250% due 07/01/2032		12,578		13,309
VZ Secured Financing BV
5.000% due 01/15/2032		1,866		1,635
7.500% due 01/15/2033		28,525		27,327
Wayfair LLC
7.125% due 05/31/2034		25		26
7.250% due 10/31/2029		7,768		8,023
7.750% due 09/15/2030		14,555		15,311
WBI Operating LLC
6.250% due 10/15/2030		7,325		7,370
Weatherford International Ltd.
6.750% due 10/15/2033		26,925		27,486
WEX, Inc.
6.500% due 03/15/2033		350		349
Whirlpool Corp.
6.125% due 06/15/2030		1,250		1,154
6.500% due 06/15/2033		4,225		3,668
Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029		2,480		2,545
Williams Scotsman, Inc.
4.625% due 08/15/2028		542		538
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		12,275		12,951
WR Grace Holdings LLC
5.625% due 08/15/2029		4,300		4,045
6.625% due 08/15/2032		4,350		4,222
7.000% due 08/01/2033		4,625		4,507
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		15,097		14,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		25,575		25,578
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% due 02/15/2031		18,075		19,112
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029		1,100		1,139
8.625% due 03/15/2033		6,175		6,624
Yum! Brands, Inc.
3.625% due 03/15/2031		14,100		13,130
4.625% due 01/31/2032		4,200		4,021
4.750% due 01/15/2030		4,800		4,724
6.875% due 11/15/2037		550		597
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)		3,498		3,497

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Zebra Technologies Corp.
6.500% due 06/01/2032		425		430
ZF North America Capital, Inc.
6.750% due 04/23/2030		23,955		23,774
6.875% due 04/23/2032		625		615
7.500% due 03/24/2031		10,745		10,825
Ziggo BV
4.875% due 01/15/2030		16,775		15,758
ZipRecruiter, Inc.
5.000% due 01/15/2030		3,650		2,839
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029		3,525		2,870

				4,848,468

UTILITIES 5.1%
AES Corp.
5.750% due 07/15/2033		200		201
6.950% due 07/15/2055 •		12,775		12,621
7.600% due 01/15/2055 •		4,095		4,204
Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		6,059		6,304
AmeriGas Partners LP/AmeriGas Finance Corp.
6.875% due 06/01/2031		5,625		5,699
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028		1,775		1,775
Clearway Energy Operating LLC
4.750% due 03/15/2028		11,350		11,251
ContourGlobal Power Holdings SA
6.750% due 02/28/2030		7,300		7,417
Edison International
8.125% due 06/15/2053 •		4,150		4,267
Electricite de France SA
9.125% due 03/15/2033 •(f)		9,600		11,151
Emera U.S. Finance LLC
6.650% due 10/01/2056 •		6,475		6,559
6.850% due 10/01/2056 •		3,750		3,840
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		8,900		8,836
7.875% due 05/15/2032		16,542		17,067
8.000% due 05/15/2033		4,350		4,527
8.250% due 01/15/2029		600		620
8.875% due 04/15/2030		2,000		2,094
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/2029		2,343		2,335
6.000% due 04/15/2030		2,000		1,969
6.250% due 11/01/2028		2,900		2,909
6.875% due 05/15/2034		9,100		8,860
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029		7,400		7,664
NRG Energy, Inc.
3.375% due 02/15/2029		5,125		4,891
5.750% due 01/15/2028		228		228
5.750% due 07/15/2029		17,764		17,791
5.875% due 05/15/2034		12,020		11,963
6.125% due 05/15/2036		14,020		14,033
PacifiCorp
7.125% due 08/15/2056 •		20,225		20,098
7.375% due 09/15/2055 •		5,670		5,732
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		5,150		5,045
PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/2034		5,200		5,151
7.875% due 09/15/2030		5,450		5,557
9.875% due 03/15/2030		10,939		11,703
PG&E Corp.
6.850% due 09/15/2056 •		11,380		11,345
7.375% due 03/15/2055 •		5,950		6,067
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031		30,150		30,127
Puget Energy, Inc.
7.000% due 09/15/2056 •		8,700		8,805
7.250% due 09/15/2056 •		3,750		3,830
Sierra Pacific Power Co.
6.375% due 09/15/2056 •		7,475		7,476
Talen Energy Supply LLC
6.250% due 02/01/2034		18,000		17,898
6.500% due 02/01/2036		1,525		1,538
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031		6,900		6,830
TerraForm Power Operating LLC
5.000% due 01/31/2028		7,900		7,855
TXNM Energy, Inc.
7.000% due 07/31/2056 •		10,200		10,315
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750% due 04/15/2028		15,625		15,586
8.625% due 06/15/2032		7,025		7,335

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

Veon Midco BV
3.375% due 11/25/2027	1,211	1,183
Vodafone Group PLC
5.125% due 06/04/2081 •	800	626
VoltaGrid LLC
7.375% due 11/01/2030	4,000	4,155

		375,333

Total Corporate Bonds & Notes (Cost $6,150,064)		6,164,839

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
3.500% due 02/28/2031	148,850	144,495
3.625% due 12/31/2030 (l)	96,475	94,210
3.750% due 10/31/2032	925	898
4.125% due 02/15/2036	2,920	2,849

Total U.S. Treasury Obligations (Cost $246,991)		242,452

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. (c)	340,600	7

Total Common Stocks (Cost $5,034)		7

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	262,010	8

Total Warrants (Cost $2,293)		8

PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
Vistra Corp.
7.000% due 12/15/2026 •(f)	3,800,000	3,832

Total Preferred Securities (Cost $3,813)		3,832

SHORT-TERM INSTRUMENTS 3.9%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)	11,754,232	11,754

	PRINCIPAL AMOUNT (000s)

REPURCHASE AGREEMENTS (i) 2.3%		167,000

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank Discount Notes
3.717% due 10/09/2026 (e)	$2,000	1,979

U.S. TREASURY BILLS 1.4%
3.706% due 07/28/2026 - 10/08/2026 (d)(e)(l)	106,800	106,091

Total Short-Term Instruments (Cost $286,838)		286,824

Total Investments in Securities (Cost $6,828,363)		6,821,767

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
MUTUAL FUNDS 2.1%
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	860,342	44,176

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

PIMCO Senior Loan Active Exchange-Traded Fund	2,261,027	111,491

Total Mutual Funds (Cost $156,719)		155,667

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio	32,707,376	322,168
PIMCO Short-Term Floating NAV Portfolio III	5,608,388	54,631

Total Short-Term Instruments (Cost $375,684)		376,799

Total Investments in Affiliates (Cost $532,403)		532,466

Total Investments 100.8% (Cost $7,360,766)		$7,354,233
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $29,355)		(1,169)
Other Assets and Liabilities, net (0.8)%		(56,126)

Net Assets 100.0%		$7,296,938

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

*

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$142,100	U.S. Treasury Notes 1.125% due 02/15/2031	$(144,815)	$142,100	$142,115
DEU	3.650	06/30/2026	07/01/2026	5,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(5,079)	5,000	5,000
SAL	3.660	06/30/2026	07/01/2026	19,900	U.S. Treasury Notes 1.500% due 01/31/2027	(20,298)	19,900	19,902

Total Repurchase Agreements						$(170,192)	$167,000	$167,017

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	2.200%	06/22/2026	07/31/2026	$(3,636)	$(3,638)
	2.500	06/22/2026	07/31/2026	(2,785)	(2,786)
	3.450	12/12/2025	TBD(3)	(8,140)	(8,297)
MSC	2.200	06/22/2026	07/31/2026	(3,705)	(3,707)
	3.400	06/22/2026	07/31/2026	(3,465)	(3,468)
	3.500	06/22/2026	07/31/2026	(1,898)	(1,900)

Total Reverse Repurchase Agreements					$(23,796)

(i)	Securities with an aggregate market value of $27,928 and cash of $25 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(32,687) at a weighted average interest rate of 3.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	6,320	$694,509	$5,783	$0	$(1,744)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,605	330,843	(165)	0	(188)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	3,016	322,853	1,114	0	(565)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	898	100,997	980	0	(351)
Ultra U.S. Treasury Bond Futures	09/2026	381	44,256	1,257	0	(286)

				$8,969	$0	$(3,134)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	75	$(10,912)	$(115)	$11	$0

Total Futures Contracts				$8,854	$11	$(3,134)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Discovery Global Holdings,Inc.	1.000%	Quarterly	12/20/2026	0.608%		$3,875	$(14)	$22	$8	$1	$0
Telecom Italia spa	1.000	Quarterly	12/20/2029	0.518	EUR	1,075	(22)	42	20	1	0
Venture Global LNG, Inc.	5.000	Quarterly	06/20/2031	2.310		$6,600	720	47	767	9	0

							$684	$111	$795	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$33,394	$1,770	$990	$2,760	$0	$(18)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	509,701	30,761	11,032	41,793	0	(260)

					$32,531	$12,022	$44,553	$0	$(278)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2027	$261,300	$(2,583)	$675	$(1,908)	$0	$(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,375	(4,424)	5,316	892	272	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	57,450	259	1,023	1,282	121	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	19,150	10	(71)	(61)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	1,935	302	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	28,700	1,511	(501)	1,010	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	48,483	(202)	623	421	154	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	22,000	5	273	278	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.916	Annual	11/15/2053	65,150	0	3,145	3,145	688	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	1,584	0	56	56	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	1,900	0	40	40	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	30,350	3,334	1,500	4,834	301	0

						$(3,723)	$14,014	$10,291	$1,908	$(76)

Total Swap Agreements						$29,492	$26,147	$55,639	$1,919	$(354)

(k)	Securities with an aggregate market value of $80,665 and cash of $8,816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	325		$233	$7	$0
	07/2026	CAD	10		7	0	0
	08/2026		$7	CAD	10	0	0
CBK	08/2026	EUR	2,498		$2,850	0	(8)
FAR	07/2026	GBP	1,453		1,954	27	0
GLM	07/2026	CAD	917		644	0	(2)
	08/2026		$644	CAD	915	2	0
JPM	07/2026	AUD	1,408		$1,004	29	0
MBC	07/2026		6		4	0	0
	07/2026		$662	AUD	960	2	0
	08/2026	AUD	960		$662	0	(2)
	08/2026		$2,717	EUR	2,379	5	0
SOG	07/2026	EUR	18,457		$21,530	442	0
	07/2026		$537	AUD	779	2	0
	07/2026		20,994	EUR	18,457	94	0
	08/2026	AUD	779		$537	0	(2)
	08/2026	EUR	18,457		21,023	0	(94)
SSB	07/2026	CAD	8		6	0	0
	07/2026		$683	CAD	942	0	(19)
	07/2026		1,921	GBP	1,453	7	0
	08/2026	GBP	1,453		$1,921	0	(7)
	08/2026		$6	CAD	8	0	0

Total Forward Foreign Currency Contracts						$617	$(134)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Nissan Motor Co. Ltd.	1.000%	Quarterly	12/20/2030	2.400%	JPY	104.700	$(53)	$16	$0	$(37)
JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		49.900	(26)	9	0	(17)
MYC	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		29.900	(15)	5	0	(10)
NGF	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		84.700	(43)	13	0	(30)
								$(137)	$43	$0	$(94)

								$(137)	$43	$0	$(94)

Total Swap Agreements

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2026 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$92,511	$31,294	$123,805
Corporate Bonds & Notes
Banking & Finance	0	939,609	1,429	941,038
Industrials	0	4,848,468	0	4,848,468
Utilities	0	375,333	0	375,333
U.S. Treasury Obligations	0	242,452	0	242,452
Common Stocks
Industrials	7	0	0	7
Warrants
Industrials	0	0	8	8
Preferred Securities
Utilities	0	3,832	0	3,832
Short-Term Instruments
Mutual Funds	11,754	0	0	11,754
Repurchase Agreements	0	167,000	0	167,000
Short-Term Notes	0	1,979	0	1,979
U.S. Treasury Bills	0	106,091	0	106,091

	$11,761	$6,777,275	$32,731	$6,821,767
Investments in Affiliates, at Value
Mutual Funds	155,667	0	0	155,667
Short-Term Instruments
Central Funds Used for Cash Management Purposes	376,799	0	0	376,799

	$532,466	$0	$0	$532,466

Total Investments	$544,227	$6,777,275	$32,731	$7,354,233

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	1,919	0	1,930
Over the counter	0	617	0	617

	$11	$2,536	$0	$2,547
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,488)	0	(3,488)
Over the counter	0	(228)	0	(228)

	$0	$(3,716)	$0	$(3,716)

Total Financial Derivative Instruments	$11	$(1,180)	$0	$(1,169)

Totals	$544,238	$6,776,095	$32,731	$7,353,064

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust